Contingent liabilities	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Contingent liabilities

8.	Contingent liabilities

Under the terms of the license agreement with Otsuka, the Group may be required to make additional milestone payments contingent on the achievement of specified development and regulatory events. These payments are dependent on future clinical and regulatory outcomes which are uncertain and not wholly within the Group’s control. At June 30, 2026, no liability has been recognized for the regulatory contingent milestone payments as the relevant obligating events had not occurred and an outflow of economic resources was not considered probable. No liability has been recognized for the development contingent milestone payments as the relevant obligating event had not occurred, however an outflow of economic resources is considered possible. The potential undiscounted amount payable under the agreement for development milestones is $0.5 million. The Group will recognize any such amounts when the relevant recognition criteria under IFRS are met.